Income tax and social contribution (Details) - Schedule of changes in deferred income tax and social contribution - BRL (R$) R$ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Changes In Deferred Income Tax And Social Contribution Abstract
At the beginning of the period	R$ 45	R$ (82)
Benefits (expenses) in the period	(24)	127
Tax over other comprehensive income	1
Others	1
At the end of the period	R$ 23	R$ 45